Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from operating activities:
Net Income (loss)			$ 5,770	$ (4,827)	$ (9,201)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment			404	1,532	2,243
Amortization of intangible assets			4	5	604
Interest and amortization of debt discount			355	167	8
Inventory obsolescence impairment			554		(457)
Income tax expense / (recovery) net of cash paid			(3,250)	6	5
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables			387	(400)	1,539
Decrease (increase) in inventories			(5,354)	(236)	313
Decrease (increase) in other current assets, net			(778)	172	198
Decrease (increase) in deferred research & development tax credits, net			154	464	1,330
Decrease (increase) in other noncurrent assets, net			5	4	63
Increase (decrease) in accounts payable			(521)	522	(457)
Increase (decrease) in income taxes payable			44	3	(10)
Increase (decrease) in other current liabilities			(31)	(413)	169
Increase (decrease) in defined benefit pension liability			(179)	(440)	43
Net cash provided by (used in) operating activities			(1,554)	(3,591)	(3,023)
Cash Flows from investing activities:
Acquisition of property, plant and equipment			(299)	(36)	(52)
Net cash provided by (used in) investing activities			(299)	(36)	163
Cash Flows from financing activities:
Proceeds from debt from related parties			3,750	3,691	4,013
Net cash provided by (used in) financing activities			3,750	3,691	2,805
Effect of exchange rate changes on cash and cash equivalents			96	170	40
Cash and cash equivalents
Net increase (decrease) during the period			1,993	234	(15)
Balance, beginning of period	$ 4,057	$ 2,064	2,064	1,830	1,845
Balance, end of period			4,057	2,064	1,830
Supplemental cash flow information
Cash paid for incomes taxes			4		16
ROU assets obtained from operating lease			56	33	90
Release of provision					(52)
Other non cash expenses /(income)
Expenses accrued under noncurrent liabilities			882
Unrealized and non cash foreign currency transactions					616
Other					(120)
Increase (decrease) in deferred revenue, current				(150)	143
Sale of a business, net of cash and cash equivalents acquired					215
Repayments of debt					$ (1,208)
Recapitalization by WISeKey International Holding Ltd			7,348
SEALS Corp
Cash Flows from operating activities:
Net Income (loss)	(875)	(183)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	273	198
Amortization of intangible assets	1	2
Interest and amortization of debt discount	143	155
Inventory obsolescence impairment	257	(240)
Income tax expense / (recovery) net of cash paid	320	1
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	(1,252)	(766)
Decrease (increase) in inventories	(2,081)	(1,479)
Decrease (increase) in other current assets, net	(52)	(539)
Decrease (increase) in deferred research & development tax credits, net	(488)	(224)
Decrease (increase) in other noncurrent assets, net	(5)	7
Increase (decrease) in accounts payable	2,095	531
Increase (decrease) in income taxes payable	(2)	(3)
Increase (decrease) in other current liabilities	77	(95)
Increase (decrease) in defined benefit pension liability	33	13
Net cash provided by (used in) operating activities	(1,556)	(2,622)
Cash Flows from investing activities:
Acquisition of property, plant and equipment	(1,677)	(132)
Net cash provided by (used in) investing activities	(1,677)	(132)
Cash Flows from financing activities:
Proceeds from debt from related parties	209	2,562
Increase (decrease) in indebtedness to related parties, noncurrent, net of cash proceeds from debt	658
Net cash provided by (used in) financing activities	867	2,562
Effect of exchange rate changes on cash and cash equivalents	169	130
Cash and cash equivalents
Net increase (decrease) during the period	(2,197)	(62)
Balance, beginning of period	4,057	2,064	2,064
Balance, end of period	1,860	2,002	$ 4,057	$ 2,064
Supplemental cash flow information
Cash paid for incomes taxes
ROU assets obtained from operating lease	$ 65	$ 29